Mineral Stream Interests - Disclosure of Detailed Information about Partial Termination of Goose PMPA (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 19, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Gain on partial disposal of the Goose PMPA		$ 5,027	$ 0	$ 5,027	$ 0
Goose PMPA [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Proceeds received on 33% buyback of Goose	$ 46,400
Less: 33% carrying value	(41,373)
Gain on partial disposal of the Goose PMPA	$ 5,027